PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021
Freehold Land [member]
IfrsStatementLineItems [Line Items]
Bank borrowings	$ 959,053	$ 574,810